Long-term Borrowings and Capital Lease Obligations	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Long-term Borrowings and Capital Lease Obligations

Note 12 Long-term Borrowings and Capital Lease Obligations

Long-term debt as of December 31, 2016 and 2015 consists of:

(in thousands)	2016	2015
3.800% Senior Notes due April 1, 2021 (5 year tranche), net of discount and debt issuance costs	$743,625	-
4.800% Senior Notes due April 1, 2026 (10 year tranche), net of discount and debt issuance costs	742,383	-
LIBOR + 1.500%, unsecured term facility, due February 23, 2021, with quarterly principal and interest payments, net of debt issuance costs	697,832	-
2.375% Senior Notes due June 1, 2018 (5 year tranche), net of discount and debt issuance costs	548,615	547,720
3.750% Senior Notes due June 1, 2023 (10 year tranche), net of discount and debt issuance costs	543,947	543,153
LIBOR + 1.300%, unsecured revolving loan, due February 23, 2021, with monthly interest payments on outstanding balances	70,000	-
1.380% note payable due December 31, 2017, with monthly interest and principal payments	13,853	30,000
LIBOR + 1.125%, unsecured term loan, due April 8, 2018, with quarterly principal and interest payments, net of debt issuance costs	-	174,652
LIBOR + 1.125%, unsecured term loan, due September 10, 2017, with quarterly principal and interest payments, net of debt issuance costs	-	119,761
1.500% note payable, due September 30, 2016, with monthly interest and principal payments	-	5,132
LIBOR + 2.000%, unsecured term loan, due December 7, 2017, with monthly interest payments and principal paid at maturity	-	3,202
1.500% note payable, due January 31, 2016, with monthly interest and principal payments	-	336
Total debt	3,360,255	1,423,956
Less current portion	48,040	50,078
Noncurrent portion of long-term debt	$3,312,215	1,373,878

On January 26, 2016, the Company entered into a Stock Purchase Agreement (the “Purchase Agreement”) with Vista Equity Partners Fund V, L.P., a Delaware limited partnership (“Fund V”), Vista Equity Partners Fund V-A, L.P., a Cayman Islands limited partnership (“Fund V-A”), Vista Equity Partners Fund V-B, L.P., a Cayman Islands limited partnership (“Fund V-B”), Vista Equity Partners Fund V Executive, L.P., a Delaware limited partnership (“Fund V Executive”), VEPF V FAF, L.P., a Delaware limited partnership (“VEPF V”), Vista Equity Associates, LLC, a Delaware limited liability company (“Associates LLC” and, together with Fund V, Fund V-A, Fund V-B, Fund V Executive and VEPF V, the “Sellers”), and TransFirst, a Delaware corporation, pursuant to which, and upon the terms and subject to the conditions set forth in the Purchase Agreement, the Company acquired all of the outstanding capital stock of TransFirst from the Sellers on April 1, 2016.

On February 23, 2016, the Company entered into a Credit Agreement (the “2016 Credit Agreement”) with JPMorgan Chase Bank, N.A., as Administrative Agent and L/C Issuer, Bank of America, N.A., as Syndication Agent and L/C Issuer, The Bank of Tokyo-Mitsubishi UFJ, LTD., U.S. Bank National Association and Wells Fargo Bank, National Association, as Co-Documentation Agents, and the other lenders party thereto, with J.P. Morgan Securities LLC and Merrill Lynch, Pierce, Fenner & Smith Incorporated, The Bank of Tokyo-Mitsubishi UFJ, LTD., U.S. Bank National Association and Wells Fargo Securities, LLC as joint lead arrangers and joint bookrunners. The 2016 Credit Agreement provides the Company with a $700 million five-year term loan facility (the “Term Loan Facility”) consisting of (i) a $300 million term loan (the “Refinancing Term Loan”) funded upon entry into the 2016 Credit Agreement and (ii) a $400 million term loan (the “Delayed Draw Term Loan”). The 2016 Credit Agreement also provides the Company with a $800 million unsecured revolving credit facility (the “Revolving Loan Facility”), which includes a $50 million sub-facility for the issuance of standby letters of credit. The balance as of December 31, 2016 was $697.8 million net of discount and debt issuance costs on the Term Loan Facility. There is no outstanding balance as of December 31, 2016 on the Revolving Loan Facility.

The Refinancing Term Loan was used to repay in full the Company’s outstanding loans and other obligations under that certain credit agreement, dated as of September 10, 2012, by and among the Company, the lenders party thereto and JPMorgan Chase Bank, N.A., as administrative agent thereunder, as amended, and that certain credit agreement, dated as of April 8, 2013, by and among the Company, the lenders party thereto and JPMorgan Chase Bank, N.A., as administrative agent thereunder, as amended. The Delayed Draw Term Loan was used to finance, in part, the acquisition and related transactions, upon satisfaction of a limited set of conditions precedent. The Revolving Loan Facility is available for draws for purposes of working capital and other general corporate purposes, including to finance, in part, the acquisition and related transactions upon satisfaction of a limited set of conditions precedent. The creditor group of the modified debt remained consistent before and after the debt was amended. Any exceptions were minor.

Concurrently with entering into the Purchase Agreement, the Company obtained commitments for a $2.0 billion 364-day bridge term loan facility from JPMorgan Chase Bank, N.A., J.P. Morgan Securities LLC, Merrill Lynch, Pierce, Fenner & Smith Incorporated, Bank of America N.A., The Bank of Tokyo-Mitsubishi UFJ, Ltd, U.S. Bank National Association, Wells Fargo Securities, LLC and Wells Fargo Bank, National Association (collectively, the “Commitment Parties”). Thereafter, the Commitment Parties assigned portions of their commitments to certain other bridge facility lenders. Based on the terms of the bridge term loan facility commitment letter, upon entering into the 2016 Credit Agreement, the total commitments under the bridge term loan facility were reduced from $2.0 billion to $1.15 billion by the amount of the Delayed Draw Term Loan commitment and the portion of the Revolving Loan Facility commitments in excess of $350 million. The bridge term loan facility was terminated in March 2016 after the issuance of the Notes described below.

Borrowings under the 2016 Credit Agreement will accrue interest at the base rate (as defined in the 2016 Credit Agreement) or, for certain euro-denominated borrowings, the London Interbank Offered Rate (“LIBOR”), in each case plus a margin that is set based on the Company’s corporate credit ratings. The applicable margin for loans bearing interest based on LIBOR ranges from 0.900% to 1.500% for revolving loans and 1.000% to 1.750% for term loans. The applicable margin for loans bearing interest based on the base rate ranges from 0.000% to 0.500% for revolving loans and 0.000% to 0.750% for term loans. In addition, the Company will pay the lenders a facility fee ranging from 0.100% to 0.250% per annum, depending on the Company’s corporate credit ratings, on the commitments under the Revolving Loan Facility (regardless of usages) and the undrawn commitment amount in respect of the Delayed Draw Term Loan. Based on the Company’s current corporate credit ratings, (i) the applicable margin for loans accruing interest at the base rate is 0.500% for term loans and 0.300% for revolving loans and (ii) the applicable margin for loans accruing interest at LIBOR is 1.500% for term loans and 1.300% for revolving loans. The 2016 Credit Agreement contains customary covenants regarding, among other matters, the maintenance of insurance, the preservation and maintenance of the Company’s corporate existence, material compliance with laws and the payment of taxes and other material obligations. During the year ended December 31, 2016, the Company repaid $400.0 million on the Revolving Loan Facility. As of December 31, 2016, the outstanding balance on the Revolving Loan Facility was $70.0 million.

On March 17, 2016, the Company closed its sale (the “Transaction”) of $750 million aggregate principal amount of 3.800% Senior Notes due 2021 and $750 million aggregate principal amount of 4.800% Senior Notes due 2026 (collectively, the “2016 Notes”) pursuant to an agreement (the “Underwriting Agreement”) with J.P. Morgan Securities LLC and Merrill Lynch, Pierce, Fenner & Smith Incorporated, as representatives of the underwriters, whereby the Company agreed to sell and the Underwriters agreed to purchase the 2016 Notes from the Company, subject to and upon the terms and conditions set forth in the Underwriting Agreement. The Company used the net proceeds of the Transaction to pay a portion of the approximately $2.35 billion purchase price of the Company’s acquisition of TransFirst and related fees and expenses. The 2016 Notes were issued pursuant to a Senior Indenture, dated as of March 17, 2016, between the Company and Regions Bank, as trustee. The balance as of December 31, 2016 was $743.5 million net of discount and debt issuance costs for the Senior Notes due June 2021 and $743.0 million net of discount and debt issuance costs for the Senior Notes due June 2026.

During December 2014, EMEA obtained a £900,000, or approximately $1.4 million term loan. In September 2015, TSYS increased the loan by £1.3 million, or approximately $1.9 million. The loan bears interest at a rate of LIBOR plus two percent. The loan maturity date was December 2017, and had monthly interest payments. The lender in this transaction was Merchants Limited, who had a noncontrolling interest in EMEA. In 2016, the Company purchased the remaining ownership interest in EMEA from Merchants Limited. In addition, the debt was paid off in conjunction with the acquisition.

In December 2015, the Company entered into a $30.0 million financing agreement for perpetual software licenses. The balance as of December 31, 2016 was $13.9 million.

In September 2014, the Company entered into a $13.6 million financing agreement for perpetual software licenses. The agreement was paid during 2016 and no outstanding balance remained.

In April 2013, the Company entered into a Credit Agreement (the “2013 Credit Agreement”) with JPMorgan Chase Bank, N.A., as Administrative Agent, The Bank of Tokyo-Mitsubishi UFJ, Ltd., as Syndication Agent, Regions Bank and U.S. Bank National Association, as Documentation Agents, and other lenders party thereto, with J.P. Morgan Securities LLC, The Bank of Tokyo Mitsubishi UFJ, Ltd., Regions Capital Markets, and U.S. Bank National Association as joint lead arrangers and joint bookrunners. The 2013 Credit Agreement provided for a five-year term loan to the Company in the amount of $200.0 million (the “Term Loan”) and bore interest at LIBOR plus 1.125%, which was subject to adjustment based on changes in the Company’s credit ratings, with margins ranging from 1.00% to 1.75%. The 2013 Credit Agreement was paid during 2016 and no outstanding balance remains.

In May 2013, the Company closed its issuance (the “Transaction”) of $550.0 million aggregate principal amount of 2.375% Senior Notes due 2018 and $550.0 million aggregate principal amount of 3.750% Senior Notes due 2023 (collectively, the “2013 Notes”) pursuant to an Underwriting Agreement with J.P. Morgan Securities LLC, as representative of certain underwriters (the “Underwriters”), whereby the Company agreed to sell and the Underwriters agreed to purchase the 2013 Notes from the Company, subject to and upon the terms and conditions set forth in the Underwriting Agreement. The interest on the 2013 Notes are payable semiannually. The Company paid fees in 2013 associated with the issuance of these 2013 Notes of approximately $8.9 million and recorded discounts of approximately $4.3 million that are being amortized over the life of the 2013 Notes. The Company used the net proceeds of the Transaction to pay a portion of the $1.4 billion purchase price of the Company’s acquisition of Netspend and related fees and expenses. The 2013 Notes were issued pursuant to an Indenture dated as of May 22, 2013 between the Company and Wells Fargo Bank, National Association, as trustee. The balance as of December 31, 2016 was $548.1 million net of discount and debt issuance costs for the Senior Notes due June 2018 and $544.0 million net of discount and debt issuance costs for the Senior Notes due June 2023.

The 2013 and 2016 Notes also contain various affirmative and negative covenants, including those that create limitations on the Company’s:

•	creation of liens;
•	merging or selling assets unless certain conditions are met; and
•	entering into sale/leaseback transactions.

The 2013 and 2016 Notes also contain a provision that requires the Company to repurchase all or any portion of a holder’s notes, at the holder’s option, if a Change in Control Repurchase Event, as defined in the Prospectus Supplements for the 2013 and 2016 Notes offerings.

Required annual principal payments on long-term debt for the five years subsequent to December 31, 2016 are summarized as follows:

(in thousands)
2017	$48,853
2018	611,250
2019	70,000
2020	70,000
2021	1,283,750

Capital lease obligations as of December 31, 2016 and 2015 consist of:

(in thousands)	2016	2015
Capital lease obligations	$3,748	7,131
Less current portion	2,687	3,468
Noncurrent portion of capital leases	$1,061	3,663

The Company acquires various computer equipment, software, machinery and equipment and furniture and fixtures under capital lease obligations. Refer to Notes 8, 9 and 22 for more information. The capital lease obligations have various payment terms for each capital lease obligation, including single payment leases, monthly, quarterly and annually. The lease terms for the equipment and software range from one to six years.

The future minimum lease payments under capital leases as of December 31, 2016 are summarized as follows:

(in thousands)
2017	$2,754
2018	1,019
2019	63
2020	-
2021	-
Total minimum lease payments	3,836
Less amount representing interest	88
Principal minimum lease payments	$3,748